UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Adaptive Risk Allocation Fund
Class A / CRAAX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 106	1.01%
Management's Discussion of Fund Performance
Top Performance Contributors
Tactical allocations
| The Fund managers tactically positioned overweight allocations directed at U.S large-cap equities throughout a significant portion of the 12-month period, which contributed to relative performance in the period.
Sector allocation
| Exposure to high-yield credit and commodities also served as meaningful contributors to relative returns during the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance during the period.
Top Performance Detractors
Risk allocation
| The risk allocation strategic framework, which historically has a meaningful reliance on fixed-income assets to drive overall portfolio returns, detracted from relative performance versus standard capital allocated benchmarks during the period. Specifically, allocations directed at longer-dated U.S. government-issued bonds were one of the most noticeable detractors from relative returns over the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	10.26	4.69	4.34
Class A (including sales charges)	3.88	3.45	3.73
Modified Blended Benchmark - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	14.03	6.41	5.01
Blended Benchmark - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	15.87	7.93	6.87
FTSE Three-Month U.S. Treasury Bill Index	5.61	2.17	1.48
MSCI ACWI (Net)	23.56	11.68	8.40
Bloomberg Global Aggregate Index	0.77	(1.62)	(0.37)
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,658,705,110
Total number of portfolio holdings	383
Management services fees (represents 0.69% of Fund average net assets)	$ 21,348,501
Portfolio turnover for the reporting period	190%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	28%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is su bje
ct to change.
Derivative Exposure
Long
Credit Risk	30.0%
Equity Risk	50.7%
Foreign Exchange Risk	55.1%
Interest Rate Risk	17.7%
Short
Equity Risk	10.1%
Foreign Exchange Risk	82.8%
Interest Rate Risk	4.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Adaptive Risk Allocation Fund
Advisor Class / CARRX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 80	0.76%
Management's Discussion of Fund Performance
Top Performance Contributors
Tactical allocations
| The Fund managers tactically positioned overweight allocations directed at U.S large-cap equities throughout a significant portion of the 12-month period, which contributed to relative performance in the period.
Sector allocation
| Exposure to high-yield credit and commodities also served as meaningful contributors to relative returns during the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance during the period.
Top Performance Detractors
Risk allocation
| The risk allocation strategic framework, which historically has a meaningful reliance on fixed-income assets to drive overall portfolio returns, detracted from relative performance versus standard capital allocated benchmarks during the period. Specifically, allocations directed at longer-dated U.S. government-issued bonds were one of the most noticeable detractors from relative returns over the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a)	10.61	4.97	4.60
Modified Blended Benchmark - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	14.03	6.41	5.01
Blended Benchmark - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	15.87	7.93	6.87
FTSE Three-Month U.S. Treasury Bill Index	5.61	2.17	1.48
MSCI ACWI (Net)	23.56	11.68	8.40
Bloomberg Global Aggregate Index	0.77	(1.62)	(0.37)
(a)
The returns shown for periods prior to October 1, 2014 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for
more
information.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,658,705,110
Total number of portfolio holdings	383
Management services fees (represents 0.69% of Fund average net assets)	$ 21,348,501
Portfolio turnover for the reporting period	190%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	28%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	30.0%
Equity Risk	50.7%
Foreign Exchange Risk	55.1%
Interest Rate Risk	17.7%
Short
Equity Risk	10.1%
Foreign Exchange Risk	82.8%
Interest Rate Risk	4.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia
Threadneedle
) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Adaptive Risk Allocation Fund
Class C / CRACX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 184	1.76%
Management's Discussion of Fund Performance
Top Performance Contributors
Tactical allocations
| The Fund managers tactically positioned overweight allocations directed at U.S large-cap equities throughout a significant portion of the 12-month period, which contributed to relative performance in the period.
Sector allocation
| Exposure to high-yield credit and commodities also served as meaningful contributors to relative returns during the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance during the period.
Top Performance Detractors
Risk allocation
| The risk allocation strategic framework, which historically has a meaningful reliance on fixed-income assets to drive overall portfolio returns, detracted from relative performance versus standard capital allocated benchmarks during the period. Specifically, allocations directed at longer-dated U.S. government-issued bonds were one of the most noticeable detractors from relative returns over the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	9.36	3.91	3.57
Class C (including sales charges)	8.36	3.91	3.57
Modified Blended Benchmark - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	14.03	6.41	5.01
Blended Benchmark - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	15.87	7.93	6.87
FTSE Three-Month U.S. Treasury Bill Index	5.61	2.17	1.48
MSCI ACWI (Net)	23.56	11.68	8.40
Bloomberg Global Aggregate Index	0.77	(1.62)	(0.37)
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,658,705,110
Total number of portfolio holdings	383
Management services fees (represents 0.69% of Fund average net assets)	$ 21,348,501
Portfolio turnover for the reporting period	190%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	28%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	30.0%
Equity Risk	50.7%
Foreign Exchange Risk	55.1%
Interest Rate Risk	17.7%
Short
Equity Risk	10.1%
Foreign Exchange Risk	82.8%
Interest Rate Risk	4.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its pros pe
ctus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Adaptive Risk Allocation Fund
Institutional Class / CRAZX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 80	0.76%
Management's Discussion of Fund Performance
Top Performance Contributors
Tactical allocations
| The Fund managers tactically positioned overweight allocations directed at U.S large-cap equities throughout a significant portion of the 12-month period, which contributed to relative performance in the period.
Sector allocation
| Exposure to high-yield credit and commodities also served as meaningful contributors to relative returns during the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance during the period.
Top Performance Detractors
Risk allocation
| The risk allocation strategic framework, which historically has a meaningful reliance on fixed-income assets to drive overall portfolio returns, detracted from relative performance versus standard capital allocated benchmarks during the period. Specifically, allocations directed at longer-dated U.S. government-issued bonds were one of the most noticeable detractors from relative returns over the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	10.63	4.96	4.61
Modified Blended Benchmark - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	14.03	6.41	5.01
Blended Benchmark - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	15.87	7.93	6.87
FTSE Three-Month U.S. Treasury Bill Index	5.61	2.17	1.48
MSCI ACWI (Net)	23.56	11.68	8.40
Bloomberg Global Aggregate Index	0.77	(1.62)	(0.37)
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,658,705,110
Total number of portfolio holdings	383
Management services fees (represents 0.69% of Fund average net assets)	$ 21,348,501
Portfolio turnover for the reporting period	190%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	28%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	30.0%
Equity Risk	50.7%
Foreign Exchange Risk	55.1%
Interest Rate Risk	17.7%
Short
Equity Risk	10.1%
Foreign Exchange Risk	82.8%
Interest Rate Risk	4.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Adaptive Risk Allocation Fund
Institutional 2 Class / CRDRX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 81	0.77%
Management's Discussion of Fund Performance
Top Performance Contributors
Tactical allocations
| The Fund managers tactically positioned overweight allocations directed at U.S large-cap equities throughout a significant portion of the 12-month period, which contributed to relative performance in the period.
Sector allocation
| Exposure to high-yield credit and commodities also served as meaningful contributors to relative returns during the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance during the period.
Top Performance Detractors
Risk allocation
| The risk allocation strategic framework, which historically has a meaningful reliance on fixed-income assets to drive overall portfolio returns, detracted from relative performance versus standard capital allocated benchmarks during the period. Specifically, allocations directed at longer-dated U.S. government-issued bonds were one of the most noticeable detractors from relative returns over the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	10.58	4.94	4.62
Modified Blended Benchmark - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	14.03	6.41	5.01
Blended Benchmark - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	15.87	7.93	6.87
FTSE Three-Month U.S. Treasury Bill Index	5.61	2.17	1.48
MSCI ACWI (Net)	23.56	11.68	8.40
Bloomberg Global Aggregate Index	0.77	(1.62)	(0.37)
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 2,658,705,110
Total number of portfolio holdings	383
Management services fees (represents 0.69% of Fund average net assets)	$ 21,348,501
Portfolio turnover for the reporting period	190%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	28%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	30.0%
Equity Risk	50.7%
Foreign Exchange Risk	55.1%
Interest Rate Risk	17.7%
Short
Equity Risk	10.1%
Foreign Exchange Risk	82.8%
Interest Rate Risk	4.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund:
including
its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Adaptive Risk Allocation Fund
Institutional 3 Class / CARYX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 76	0.72%
Management's Discussion of Fund Performance
Top Performance Contributors
Tactical allocations
| The Fund managers tactically positioned overweight allocations directed at U.S large-cap equities throughout a significant portion of the 12-month period, which contributed to relative performance in the period.
Sector allocation
| Exposure to high-yield credit and commodities also served as meaningful contributors to relative returns during the period.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance during the period.
Top Performance Detractors
Risk allocation
| The risk allocation strategic framework, which historically has a meaningful reliance on fixed-income assets to drive overall portfolio returns, detracted from relative performance versus standard capital allocated benchmarks during the period. Specifically, allocations directed at longer-dated U.S. government-issued bonds were one of the most noticeable detractors from relative returns over the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	10.61	5.00	4.67
Modified Blended Benchmark - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	14.03	6.41	5.01
Blended Benchmark - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	15.87	7.93	6.87
FTSE Three-Month U.S. Treasury Bill Index	5.61	2.17	1.48
MSCI ACWI (Net)	23.56	11.68	8.40
Bloomberg Global Aggregate Index	0.77	(1.62)	(0.37)
(a)
The returns shown for periods prior to October 1, 2014 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 2,658,705,110
Total number of portfolio holdings	383
Management services fees (represents 0.69% of Fund average net assets)	$ 21,348,501
Portfolio turnover for the reporting period	190%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	28%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Derivative Exposure
Long
Credit Risk	30.0%
Equity Risk	50.7%
Foreign Exchange Risk	55.1%
Interest Rate Risk	17.7%
Short
Equity Risk	10.1%
Foreign Exchange Risk	82.8%
Interest Rate Risk	4.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant		Amount billed to the registrant's investment advisor
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023
Audit fees (a)	$52,505	$50,490	$0	$0
Audit-related fees (b)	$0	$0	$0	$0
Tax fees (c)	$12,850	$14,350	$0	$0
All other fees (d)	$0	$0	$0	$0
Non-audit fees (g)	$0	$0	$581,000	$577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Adaptive Risk Allocation Fund
Annual Financial Statements and Additional Information
May 31, 2024

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Adaptive Risk Allocation Fund | 2024

Portfolio of Investments
May 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 7.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	20,481,406	210,958,482
Total Alternative Strategies Funds (Cost $208,311,271)		210,958,482

Common Stocks 5.8%
Issuer	Shares	Value ($)
Health Care 0.0%
Health Care Providers & Services 0.0%
Chartwell Retirement Residences	17,500	160,113
Total Health Care		160,113
Real Estate 5.8%
Diversified REITs 0.3%
Activia Properties, Inc.	126	296,285
American Assets Trust, Inc.	9,000	195,750
CapitaLand Ascott Trust	177,800	117,999
Daiwa House REIT Investment Corp.	210	332,365
Empire State Realty Trust, Inc., Class A	166,900	1,590,557
GPT Group (The)	268,911	754,378
H&R Real Estate Investment Trust	30,400	205,202
Heiwa Real Estate REIT, Inc.	129	107,364
Hulic REIT, Inc.	101	92,740
Kenedix Office Investment	477	460,587
Merlin Properties Socimi SA	56,194	677,373
Mirvac Group	556,813	731,310
Mori Trust Sogo REIT, Inc.	174	77,476
NIPPON REIT Investment Corp.	36	77,721
Nomura Real Estate Master Fund, Inc.	519	487,679
Premier Investment Corp.	113	84,231
Sekisui House REIT, Inc.	404	210,772
Star Asia Investment Corp.	337	126,417
Stockland	311,106	937,456
Suntec Real Estate Investment Trust	180,100	142,976
Tokyu REIT, Inc.	90	89,000
United Urban Investment Corp.	299	266,470
Total		8,062,108
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care REITs 0.6%
Alexandria Real Estate Equities, Inc.(b)	18,024	2,144,856
CareTrust REIT, Inc.	11,000	281,270
Cofinimmo SA	3,905	258,624
Healthcare Realty Trust, Inc.	35,900	582,657
Healthpeak Properties, Inc.	72,661	1,445,954
Medical Properties Trust, Inc.	74,200	397,712
National Health Investors, Inc.	4,600	303,968
Omega Healthcare Investors, Inc.	25,500	824,415
Parkway Life Real Estate Investment Trust	23,800	63,105
Sabra Health Care REIT, Inc.	25,600	373,248
Ventas, Inc.	41,200	2,070,712
Welltower, Inc.(b)	57,380	5,948,584
Total		14,695,105
Hotel & Resort REITs 0.2%
Apple Hospitality REIT, Inc.	23,000	332,120
CDL Hospitality Trusts	90,700	65,943
DiamondRock Hospitality Co.	267,600	2,266,572
Hoshino Resorts REIT, Inc.	32	105,638
Invincible Investment Corp.	807	350,812
Japan Hotel REIT Investment Corp.	406	202,198
Park Hotels & Resorts, Inc.	1,700	26,962
Ryman Hospitality Properties, Inc.	6,500	682,955
Service Properties Trust	25,200	135,576
Sunstone Hotel Investors, Inc.	21,700	223,076
Xenia Hotels & Resorts, Inc.	12,200	176,778
Total		4,568,630
Industrial REITs 0.8%
Americold Realty Trust, Inc.	30,100	802,767
CapitaLand Ascendas REIT	338,600	656,136
Dream Industrial Real Estate Investment Trust	21,500	193,555
EastGroup Properties, Inc.	5,100	842,418
ESR-LOGOS REIT	650,900	139,699
First Industrial Realty Trust, Inc.	35,435	1,669,697
Frasers Logistics & Commercial Trust(c)	288,400	211,814
GLP J-REIT	563	468,124
Goodman Group	201,552	4,529,781
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Goodman Property Trust	108,356	145,868
Granite Real Estate Investment Trust	8,700	430,356
Industrial & Infrastructure Fund Investment Corp.	191	152,418
Innovative Industrial Properties, Inc.	3,000	323,340
Japan Logistics Fund, Inc.	76	131,413
LaSalle Logiport REIT	177	166,305
LXP Industrial Trust	150,400	1,278,400
Mapletree Industrial Trust	245,500	400,978
Mapletree Logistics Trust	513,600	508,099
Mitsubishi Estate Logistics REIT Investment Corp.	33	80,417
Mitsui Fudosan Logistics Park, Inc.	43	120,584
Montea NV	7,089	646,570
Nippon Prologis REIT, Inc.	267	440,724
Prologis, Inc.(b)	63,027	6,963,853
Total		21,303,316
Office REITs 0.2%
Allied Properties Real Estate Investment Trust	12,800	158,621
COPT Defense Properties	12,300	303,441
Cousins Properties, Inc.	82,300	1,903,599
Daiwa Office Investment Corp.	50	88,511
Dexus Property Group	130,299	591,157
Easterly Government Properties, Inc.	18,200	215,488
Global One Real Estate Investment Corp.	86	55,735
Hudson Pacific Properties, Inc.	25,400	124,714
Ichigo Office REIT Investment Corp.	103	53,712
Japan Excellent, Inc.	130	99,505
Japan Prime Realty Investment Corp.	94	196,579
Japan Real Estate Investment Corp.	130	428,682
Keppel REIT	167,700	106,382
Mori Hills REIT Investment Corp.	137	114,191
Nippon Building Fund, Inc.	177	660,999
ORIX JREIT, Inc.	263	266,687
Piedmont Office Realty Trust, Inc.	20,600	150,174
Precinct Properties Group	258,892	185,399
Total		5,703,576
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 1.2%
Aeon Mall Co., Ltd.	10,500	126,307
Aroundtown SA(d)	65,726	155,052
Azrieli Group Ltd.	3,614	218,910
CapitaLand Investment Ltd.	252,700	499,408
Castellum AB(d)	47,204	589,508
Catena AB	14,292	730,806
City Developments Ltd.	41,300	171,923
CK Asset Holdings Ltd.	196,500	778,304
CTP NV(c)	30,640	548,300
Dios Fastigheter AB	318,770	2,759,031
Fastighets AB Balder, Class B(d)	332,635	2,252,182
Grand City Properties SA(d)	335,488	4,109,998
Heiwa Real Estate Co., Ltd.	4,700	113,478
Hongkong Land Holdings Ltd.	112,200	381,410
Hulic Co., Ltd.	55,200	511,336
Hysan Development Co., Ltd.	62,000	96,131
Kennedy-Wilson Holdings, Inc.	12,000	122,640
Mitsubishi Estate Co., Ltd.	110,500	1,863,448
Mitsui Fudosan Co., Ltd.	270,900	2,488,775
New World Development Co., Ltd.	153,000	166,187
Nomura Real Estate Holdings, Inc.	10,800	278,448
Nyfosa AB	88,988	909,746
Platzer Fastigheter Holding AB, Class B	130,630	1,149,380
PSP Swiss Property AG	15,181	1,909,934
Sagax AB, Class B	26,172	690,910
Sino Land Co., Ltd.	382,000	406,540
Sumitomo Realty & Development Co., Ltd.	39,700	1,243,119
Sun Hung Kai Properties Ltd.	144,000	1,391,402
Swire Properties Ltd.	105,800	194,596
Swiss Prime Site AG	35,439	3,282,392
Tokyo Tatemono Co., Ltd.	19,900	322,288
UOL Group Ltd.	86,400	345,861
Wharf Real Estate Investment Co., Ltd.	189,000	549,917
Total		31,357,667
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.9%
Advance Residence Investment Corp.	130	267,761
Apartment Income REIT Corp.	15,700	608,375
AvalonBay Communities, Inc.(b)	26,280	5,063,630
Boardwalk Real Estate Investment Trust	2,800	144,566
Canadian Apartment Properties REIT	16,600	543,204
Care Property Invest NV	144,037	2,180,419
Centerspace	2,638	180,070
Comforia Residential REIT, Inc.	69	141,221
Daiwa Securities Living Investments Corp.	166	109,707
Elme Communities	8,100	124,821
Equity LifeStyle Properties, Inc.	1,200	75,324
Equity Residential(b)	74,400	4,838,232
Essex Property Trust, Inc.(b)	6,500	1,688,635
Independence Realty Trust, Inc.	23,300	389,110
Invitation Homes, Inc.(b)	88,920	3,093,527
Killam Apartment Real Estate Investment Trust	11,100	140,486
Nippon Accommodations Fund, Inc.	40	161,718
Sun Communities, Inc.	19,974	2,356,732
UDR, Inc.	32,254	1,245,650
Veris Residential, Inc.	11,100	169,719
Total		23,522,907
Retail REITs 0.8%
AEON REIT Investment Corp.	137	116,109
Brixmor Property Group, Inc.	102,378	2,304,529
CapitaLand Mall Trust	602,400	877,433
Choice Properties Real Estate Investment Trust	25,600	238,541
Crombie Real Estate Investment Trust	9,900	91,667
Federal Realty Investment Trust(b)	8,444	852,422
First Capital Realty, Inc.	28,000	295,213
Fortune Real Estate Investment Trust	120,000	61,235
Frasers Centrepoint Trust	93,300	150,116
Frontier Real Estate Investment Corp.	40	113,882
Fukuoka REIT Corp.	62	63,754
Japan Retail Fund Investment Corp.	855	503,583
Kimco Realty Corp.(b)	147,400	2,853,664
Kiwi Property Group Ltd.	219,516	110,711
Lendlease Global Commercial REIT	490,300	201,793
Link REIT (The)	253,500	1,068,861
Common Stocks (continued)
Issuer	Shares	Value ($)
Macerich Co. (The)	24,700	373,464
Mapletree Commercial Trust	192,000	174,172
Realty Income Corp.(b)	53,744	2,851,657
RioCan Real Estate Investment Trust	30,800	390,720
Scentre Group	669,334	1,412,368
Simon Property Group, Inc.(b)	39,827	6,026,223
SITE Centers Corp.	21,964	316,721
Smart Real Estate Investment Trust	18,100	296,941
Vicinity Ltd.	615,926	805,126
Total		22,550,905
Specialized REITs 0.8%
CubeSmart	22,500	951,975
Digital Realty Trust, Inc.(b)	14,800	2,151,032
EPR Properties	14,100	578,664
Equinix, Inc.(b)	12,480	9,521,990
Extra Space Storage, Inc.(b)	20,425	2,956,927
Four Corners Property Trust, Inc.	16,500	402,765
Keppel DC REIT	103,500	138,348
National Storage REIT	189,349	283,643
Public Storage(b)	13,000	3,559,790
SBA Communications Corp.	4,500	885,060
Total		21,430,194
Total Real Estate		153,194,408
Total Common Stocks (Cost $151,425,554)		153,354,521

Foreign Government Obligations(e),(f) 10.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.3%
Canadian Government Bond
06/01/2033	2.750%	CAD	12,000,000	8,215,770
China 2.8%
China Development Bank
07/18/2032	2.960%	CNY	110,000,000	15,788,700
China Government Bond
11/21/2029	3.130%	CNY	38,350,000	5,585,325
05/21/2030	2.680%	CNY	52,200,000	7,392,772
05/15/2032	2.760%	CNY	110,000,000	15,673,690
05/25/2033	2.670%	CNY	146,000,000	20,694,080
04/15/2053	3.190%	CNY	63,000,000	9,760,116
Total				74,894,683
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
France 1.5%
French Republic Government Bond OAT(c),(g)
11/25/2030	0.000%	EUR	12,178,000	10,926,742
French Republic Government Bond OAT(c)
05/25/2033	3.000%	EUR	20,300,000	21,837,140
05/25/2036	1.250%	EUR	7,807,000	6,817,550
Total				39,581,432
Italy 0.3%
Italy Buoni Poliennali Del Tesoro(c)
02/01/2037	4.000%	EUR	7,350,000	7,964,788
Japan 3.4%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	2,812,450,000	17,058,991
Japan Government 20-Year Bond
06/20/2041	0.400%	JPY	1,417,800,000	7,311,800
09/20/2041	0.500%	JPY	1,391,000,000	7,268,353
03/20/2042	0.800%	JPY	1,325,400,000	7,248,564
03/20/2043	1.100%	JPY	2,830,000,000	16,050,076
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	1,068,800,000	4,791,872
06/20/2051	0.700%	JPY	1,028,650,000	4,658,321
09/20/2051	0.700%	JPY	1,022,300,000	4,611,956
12/20/2051	0.700%	JPY	1,015,450,000	4,562,933
03/20/2052	1.000%	JPY	968,200,000	4,715,393
03/20/2053	1.400%	JPY	1,392,000,000	7,460,695
Japan Government 40-Year Bond
03/20/2063	1.300%	JPY	573,000,000	2,709,127
Total				88,448,081
New Zealand 0.3%
New Zealand Government Bond(c)
04/14/2033	3.500%	NZD	15,000,000	8,374,516
South Korea 0.8%
Korea Treasury Bond
06/10/2033	3.250%	KRW	30,000,000,000	21,450,604
Spain 0.2%
Spain Government Bond(c)
04/30/2033	3.150%	EUR	4,660,000	4,995,439
Sweden 0.6%
Sweden Government Bond
03/30/2039	3.500%	SEK	151,000,000	16,049,260
Total Foreign Government Obligations (Cost $329,768,147)				269,974,573

Inflation-Indexed Bonds(e) 13.5%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Australia 0.6%
Australia Government Bond(c)
11/21/2027	0.750%	AUD	4,929,639	3,188,064
08/21/2035	2.000%	AUD	3,970,601	2,645,803
08/21/2040	1.250%	AUD	2,434,833	1,430,743
Australia Government Index-Linked Bond(c)
09/20/2025	3.000%	AUD	11,727,079	7,924,616
Total				15,189,226
Canada 0.5%
Canadian Government Real Return Bond
12/01/2031	4.000%	CAD	6,917,818	5,853,925
12/01/2036	3.000%	CAD	6,381,648	5,269,355
12/01/2041	2.000%	CAD	3,616,451	2,710,616
Total				13,833,896
France 1.2%
France Government Bond OAT(c)
07/25/2030	0.700%	EUR	2,499,140	2,706,423
07/25/2032	3.150%	EUR	10,342,249	13,275,503
French Republic Government Bond OAT(c)
07/25/2036	0.100%	EUR	8,640,621	8,485,216
07/25/2040	1.800%	EUR	5,888,256	7,169,675
Total				31,636,817
Germany 0.5%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(c)
04/15/2030	0.500%	EUR	12,141,790	13,078,360
Italy 0.7%
Italy Buoni Poliennali Del Tesoro(c)
09/15/2026	3.100%	EUR	2,627,102	2,958,321
05/15/2028	1.300%	EUR	9,615,711	10,337,613
09/15/2035	2.350%	EUR	4,701,272	5,369,000
Total				18,664,934
Japan 0.6%
Japanese Government CPI-Linked Bond
03/10/2029	0.100%	JPY	1,745,633,880	11,666,742
03/10/2033	0.005%	JPY	533,000,000	3,565,116
Total				15,231,858
New Zealand 0.1%
New Zealand Government Inflation-Linked Bond(c)
09/20/2030	3.000%	NZD	6,039,260	3,858,386
Sweden 0.2%
Sweden Inflation-Linked Bond(c)
06/01/2032	0.125%	SEK	49,322,628	4,421,444
06/01/2039	0.125%	SEK	24,273,020	2,077,739
Total				6,499,183
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Inflation-Indexed Bonds(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Kingdom 3.6%
United Kingdom Gilt Inflation-Linked Bond(c)
03/22/2029	0.125%	GBP	15,913,922	20,068,400
03/22/2034	0.750%	GBP	13,266,406	17,116,189
11/22/2037	1.125%	GBP	10,120,254	13,349,047
03/22/2044	0.125%	GBP	11,135,065	11,368,127
11/22/2047	0.750%	GBP	6,083,253	6,859,245
03/22/2050	0.500%	GBP	6,416,231	6,614,156
03/22/2052	0.250%	GBP	6,514,412	6,158,462
11/22/2056	0.125%	GBP	7,951,114	6,941,253
11/22/2065	0.125%	GBP	5,073,768	4,102,529
03/22/2068	0.125%	GBP	2,931,168	2,334,786
Total				94,912,194
United States 5.5%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		17,390,152	16,437,770
01/15/2028	0.500%		19,951,828	18,737,573
01/15/2029	0.875%		22,195,831	20,951,650
07/15/2029	0.250%		12,836,688	11,731,530
07/15/2030	0.125%		19,398,458	17,288,875
04/15/2032	3.375%		19,883,706	21,647,608
02/15/2042	0.750%		15,306,926	11,919,073
02/15/2043	0.625%		4,413,734	3,307,714
02/15/2045	0.750%		9,799,074	7,316,387
02/15/2048	1.000%		7,767,874	5,911,170
02/15/2050	0.250%		10,629,937	6,444,815
02/15/2053	1.500%		3,992,736	3,339,705
Total				145,033,870
Total Inflation-Indexed Bonds (Cost $435,566,170)				357,938,724

Residential Mortgage-Backed Securities - Agency 4.6%

Government National Mortgage Association TBA(h)
06/20/2054	3.000%		15,250,000	13,172,040
06/20/2054	3.500%		12,150,000	10,841,743
06/20/2054	4.000%		7,820,000	7,187,920
Uniform Mortgage-Backed Security TBA(h)
06/18/2039	2.500%		8,148,328	7,318,628
06/18/2039- 06/13/2054	3.000%		37,900,000	32,211,928
06/13/2054	3.500%		23,700,000	20,777,780
06/13/2054	4.000%		19,440,000	17,640,879
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/13/2054	4.500%	14,330,000	13,417,780
Total Residential Mortgage-Backed Securities - Agency (Cost $122,815,153)			122,568,698

U.S. Treasury Obligations 17.1%

U.S. Treasury
10/31/2026	1.125%	43,400,000	39,826,281
11/30/2028	1.500%	22,742,000	19,961,435
04/30/2029	2.875%	19,089,000	17,721,452
05/15/2029	2.375%	7,507,000	6,802,046
08/15/2029	1.625%	10,483,500	9,105,903
05/31/2030	3.750%	80,600,000	77,407,485
06/30/2030	3.750%	38,850,000	37,286,895
08/15/2030	0.625%	26,810,000	21,240,642
02/15/2031	1.125%	24,922,000	20,151,773
08/15/2031	1.250%	31,458,000	25,245,045
11/15/2031	1.375%	26,522,000	21,325,346
05/15/2033	3.375%	173,400,000	159,175,781
Total U.S. Treasury Obligations (Cost $499,997,602)			455,250,084

Money Market Funds 41.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(a),(i)	1,091,165,440	1,090,947,206
Total Money Market Funds (Cost $1,090,912,169)		1,090,947,206
Total Investments in Securities (Cost: $2,838,796,066)		2,660,992,288
Other Assets & Liabilities, Net		(2,287,178)
Net Assets		2,658,705,110
At May 31, 2024, securities and/or cash totaling $169,860,908 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
56,739,000 AUD	36,483,177 USD	Barclays	06/04/2024	—	(1,268,118)
32,234,000 GBP	40,315,064 USD	Barclays	06/04/2024	—	(759,111)
60,215,000 HKD	7,699,783 USD	Barclays	06/04/2024	49	—
2,489,000 MXN	146,625 USD	Barclays	06/04/2024	—	(76)
459,450,000 NOK	43,584,672 USD	Barclays	06/04/2024	—	(187,895)
42,425,783 USD	65,981,000 AUD	Barclays	06/04/2024	1,474,675	—
1,907,879 USD	20,112,000 NOK	Barclays	06/04/2024	8,225	—
20,112,000 NOK	1,909,718 USD	Barclays	07/12/2024	—	(8,248)
145,750 USD	2,489,000 MXN	Barclays	07/12/2024	47	—
53,107,664 USD	559,226,000 NOK	Barclays	07/12/2024	222,503	—
57,280,000 CHF	63,394,950 USD	Citi	06/04/2024	—	(83,744)
3,824,697 USD	3,553,000 EUR	Citi	06/04/2024	30,486	—
12,934,496 USD	21,131,000 NZD	Citi	06/04/2024	54,729	—
31,137,663 USD	330,573,000 SEK	Citi	06/04/2024	273,832	—
1,560,000 AUD	1,043,428 USD	Citi	06/13/2024	5,202	—
14,243,000 AUD	9,436,734 USD	Citi	06/13/2024	—	(42,410)
1,198,000 EUR	1,301,856 USD	Citi	06/13/2024	1,434	—
10,841,000 EUR	11,697,399 USD	Citi	06/13/2024	—	(70,441)
6,912,000 SGD	5,117,244 USD	Citi	06/13/2024	—	(484)
21,131,000 NZD	12,934,547 USD	Citi	07/12/2024	—	(54,622)
330,573,000 SEK	31,196,668 USD	Citi	07/12/2024	—	(276,089)
42,722,768 USD	39,345,000 EUR	Citi	07/12/2024	43,122	—
5,282,000 SGD	3,889,528 USD	Goldman Sachs International	06/04/2024	—	(19,590)
173,225,872 USD	136,098,265 GBP	Goldman Sachs International	06/04/2024	197,343	—
136,098,265 GBP	173,256,494 USD	Goldman Sachs International	07/12/2024	—	(200,836)
12,041,845 USD	1,877,090,000 JPY	Goldman Sachs International	07/12/2024	—	(34,665)
564,810,000 CNY	79,232,658 USD	HSBC	06/04/2024	1,263,304	—
33,415,585,803 JPY	216,734,970 USD	HSBC	06/04/2024	4,255,487	—
29,232,000,000 KRW	21,262,729 USD	HSBC	06/04/2024	149,732	—
79,416,479 USD	564,810,000 CNY	HSBC	06/04/2024	—	(1,447,125)
7,702,583 USD	60,215,000 HKD	HSBC	06/04/2024	—	(2,849)
202,605,524 USD	31,619,132,803 JPY	HSBC	06/04/2024	—	(1,549,137)
21,343,458 USD	29,232,000,000 KRW	HSBC	06/04/2024	—	(230,461)
143,056 USD	2,489,000 MXN	HSBC	06/04/2024	3,645	—
8,458,640 USD	92,298,000 SEK	HSBC	06/04/2024	311,641	—
3,911,857 USD	5,282,000 SGD	HSBC	06/04/2024	—	(2,739)
564,810,000 CNY	79,288,271 USD	HSBC	07/12/2024	—	(101,789)
60,215,000 HKD	7,710,781 USD	HSBC	07/12/2024	2,626	—
25,174,159,803 JPY	161,571,158 USD	HSBC	07/12/2024	539,635	—
29,232,000,000 KRW	21,377,797 USD	HSBC	07/12/2024	195,501	—
5,282,000 SGD	3,919,116 USD	HSBC	07/12/2024	2,653	—
41,364,707 USD	6,444,973,000 JPY	HSBC	07/12/2024	—	(138,155)
53,911,000 DKK	7,721,584 USD	JPMorgan	06/04/2024	—	(120,814)
4,719,213 USD	3,777,000 GBP	JPMorgan	06/04/2024	93,629	—
2,893,376 USD	2,662,000 EUR	JPMorgan	07/12/2024	75	—
65,981,000 AUD	43,797,495 USD	Morgan Stanley	06/04/2024	—	(102,963)
245,677,296 EUR	262,822,230 USD	Morgan Stanley	06/04/2024	—	(3,749,920)
20,731,000 NZD	12,222,894 USD	Morgan Stanley	06/04/2024	—	(520,452)
37,662,752 USD	56,739,000 AUD	Morgan Stanley	06/04/2024	88,541	—
260,590,409 USD	240,907,288 EUR	Morgan Stanley	06/04/2024	806,044	—
2,097,526 USD	327,339,000 JPY	Morgan Stanley	06/04/2024	—	(16,078)
41,586,261 USD	452,340,000 SEK	Morgan Stanley	06/04/2024	1,395,699	—
745,636 USD	13,870,000 ZAR	Morgan Stanley	06/04/2024	—	(7,281)
13,870,000 ZAR	722,304 USD	Morgan Stanley	06/04/2024	—	(16,051)
4,935,000 CAD	3,607,127 USD	Morgan Stanley	06/13/2024	—	(14,350)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,834,000 CHF	5,351,757 USD	Morgan Stanley	06/13/2024	—	(11,050)
38,364,000 HKD	4,911,611 USD	Morgan Stanley	06/13/2024	4,695	—
2,589,631,000 JPY	16,863,762 USD	Morgan Stanley	06/13/2024	373,738	—
89,314,000 SEK	8,269,566 USD	Morgan Stanley	06/13/2024	—	(221,077)
2,763,624 USD	2,541,000 EUR	Morgan Stanley	06/13/2024	—	(5,384)
56,739,000 AUD	37,704,722 USD	Morgan Stanley	07/12/2024	—	(89,693)
9,421,000 CHF	10,471,421 USD	Morgan Stanley	07/12/2024	—	(15,873)
218,082,288 EUR	236,580,028 USD	Morgan Stanley	07/12/2024	—	(463,643)
43,846,301 USD	65,981,000 AUD	Morgan Stanley	07/12/2024	104,303	—
13,870,000 ZAR	743,354 USD	Morgan Stanley	07/12/2024	7,382	—
108,881,265 GBP	135,674,767 USD	State Street	06/04/2024	—	(3,067,185)
20,112,000 NOK	1,827,789 USD	State Street	06/04/2024	—	(88,315)
400,000 NZD	241,298 USD	State Street	06/04/2024	—	(4,582)
9,581,952 USD	1,469,114,000 JPY	State Street	06/04/2024	—	(240,305)
41,755,048 USD	459,450,000 NOK	State Street	06/04/2024	2,017,520	—
65,981,000 AUD	43,846,486 USD	State Street	07/12/2024	—	(104,118)
116,343,000 CAD	84,990,138 USD	UBS	06/04/2024	—	(371,027)
872,611,000 SEK	80,168,291 USD	UBS	06/04/2024	—	(2,748,390)
23,055,738 USD	31,561,000 CAD	UBS	06/04/2024	100,651	—
7,829,537 USD	53,911,000 DKK	UBS	06/04/2024	12,861	—
75,296,000 CAD	55,080,545 USD	UBS	07/12/2024	—	(207,765)
53,911,000 DKK	7,846,248 USD	UBS	07/12/2024	—	(13,498)
85,053,203 USD	116,343,000 CAD	UBS	07/12/2024	375,079	—
32,210,000 CAD	23,440,798 USD	Wells Fargo	06/04/2024	—	(191,764)
2,600,000 SEK	240,275 USD	Wells Fargo	06/04/2024	—	(6,781)
85,140,183 USD	116,992,000 CAD	Wells Fargo	06/04/2024	697,156	—
63,257,869 USD	57,280,000 CHF	Wells Fargo	06/04/2024	220,826	—
1,316,806 USD	1,217,008 EUR	Wells Fargo	06/04/2024	3,708	—
1,559,224 USD	1,240,000 GBP	Wells Fargo	06/04/2024	20,846	—
9,701,000 SEK	905,987 USD	Wells Fargo	06/13/2024	—	(16,239)
1,651,613 USD	259,354,000 JPY	Wells Fargo	06/13/2024	—	(122)
57,280,000 CHF	63,529,738 USD	Wells Fargo	07/12/2024	—	(233,366)
9,450,000 GBP	12,038,507 USD	Wells Fargo	07/12/2024	—	(5,524)
2,029,468 USD	317,336,815 JPY	Wells Fargo	07/12/2024	440	—
2,053,717 USD	21,573,000 SEK	Wells Fargo	07/12/2024	177	—
Total				15,359,241	(19,132,194)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	280	06/2024	AUD	31,544,696	—	(688,605)
Canadian Government 10-Year Bond	417	09/2024	CAD	49,572,960	—	(104,022)
Euro-Bobl	69	09/2024	EUR	7,961,910	9,615	—
Euro-BTP	22	09/2024	EUR	2,556,840	—	(1,702)
Euro-Bund	155	09/2024	EUR	20,146,900	14,921	—
Euro-Buxl 30-Year	47	09/2024	EUR	6,016,940	51,057	—
Euro-OAT	105	09/2024	EUR	13,052,550	14,665	—
Long Gilt	445	09/2024	GBP	42,862,400	—	(310,658)
MSCI EAFE Index	1,836	06/2024	USD	217,584,360	1,344,227	—
MSCI Emerging Markets Index	3,885	06/2024	USD	205,225,125	1,740,936	—
S&P 500 Index E-mini	2,993	06/2024	USD	792,471,575	10,196,638	—
TOPIX Index	390	06/2024	JPY	10,810,800,000	2,363,884	—
U.S. Treasury 10-Year Note	905	09/2024	USD	98,461,172	—	(219,807)
U.S. Treasury Ultra 10-Year Note	1,844	09/2024	USD	206,585,625	—	(839,435)
Total					15,735,943	(2,164,229)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(758)	06/2024	GBP	(62,807,880)	—	(2,780,756)
Japanese 10-Year Government Bond	(24)	06/2024	JPY	(3,431,760,000)	377,087	—
Russell 2000 Index E-mini	(644)	06/2024	USD	(66,840,760)	—	(2,905,393)
S&P/TSX 60 Index	(179)	06/2024	CAD	(47,771,520)	—	(377,944)
SPI 200 Index	(261)	06/2024	AUD	(50,366,475)	324,872	—
U.S. Treasury 5-Year Note	(1,020)	09/2024	USD	(107,912,813)	70,393	—
Total					772,352	(6,064,093)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 41	Morgan Stanley	06/20/2029	1.000	Quarterly	1.633	USD	218,777,000	1,391,709	—	—	1,391,709	—
Markit CDX North America High Yield Index, Series 42	Morgan Stanley	06/20/2029	5.000	Quarterly	3.348	USD	371,716,000	3,435,118	—	—	3,435,118	—
Markit CDX North America Investment Grade Index, Series 42	Morgan Stanley	06/20/2029	1.000	Quarterly	0.502	USD	207,168,000	646,643	—	—	646,643	—
Total								5,473,470	—	—	5,473,470	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and SOFR, SONIA, ESTR, STIBOR or SARON less spreads of 40-975 bps on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and SOFR, SONIA, or ESTR plus a spread of 0-45 bps on long CFDs	Monthly	Goldman Sachs International	06/03/2027	USD	99,502,845	(400,234)	(440,903)	—	(841,137)
The following table represents the contracts for differences underlying the swap arrangement as of May 31, 2024. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
British Land Co. PLC (The)	84,737	463,301	13,295	(1.6)
Broadstone Net Lease, Inc.	120,600	1,891,008	(39,798)	4.7
Fonciere Des Regions	5,617	306,552	(14,207)	1.7
Land Securities Group PLC	181,299	1,573,888	(51,957)	6.2
LondonMetric Property PLC	1,760,709	4,675,942	(43,622)	5.2
Picton Property Income Ltd.	380,636	332,126	(2,811)	0.3
Health Care REITs
Assura PLC	230,955	127,298	(4,817)	0.6
Primary Health Properties PLC	2,490,184	3,065,010	(89,213)	10.6
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Hotel & Resort REITs
Apple Hospitality REIT, Inc.	142,700	2,092,810	(32,222)	3.8
Host Hotels & Resorts, Inc.	74,308	1,373,212	(40,126)	4.8
Park Hotels & Resorts, Inc.	19,000	306,470	(5,130)	0.6
Industrial REITs
Americold Realty Trust, Inc.	39,000	993,330	46,800	(5.6)
ARGAN SA	37,264	3,203,651	(56,288)	6.7
Tritax Big Box REIT PLC	187,028	390,666	(12,242)	1.5
Office REITs
Boston Properties, Inc.	16,700	1,080,156	(66,967)	8.0
Gecina SA	30,485	3,393,833	(103,362)	12.3
Kilroy Realty Corp.	58,700	2,074,458	(106,247)	12.6
Real Estate Management & Development
Grainger PLC	555,786	1,917,262	(146,736)	17.4
TAG Immobilien AG	249,919	3,992,583	(87,743)	10.4
Tritax EuroBox PLC	1,286,692	1,011,745	(129,658)	15.4
Residential REITs
Unite Group PLC (The)	103,524	1,275,524	(40,709)	4.8
Retail REITs
Agree Realty Corp.	9,800	582,011	13,437	(1.6)
Carmila SA	6,133	110,392	8,030	(1.0)
Kite Realty Group Trust	24,000	507,360	18,720	(2.2)
Klepierre	174,239	4,857,951	199,498	(23.7)
Mercialys SA	3,176	38,633	1,504	(0.2)
NNN REIT, Inc.	19,200	820,608	(18,624)	2.2
Retail Opportunity Investments Corp.	137,200	1,732,836	(15,092)	1.8
Unibail-Rodamco-Westfield	10,380	903,683	10,898	(1.3)
Specialized REITs
Gaming and Leisure Properties, Inc.	88,495	3,937,958	35,467	(4.2)
Safestore Holdings PLC	165,545	1,821,601	91,777	(10.9)
VICI Properties, Inc.	5,400	164,754	(9,720)	1.2
Total		51,018,612	(677,865)

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Diversified REITs
ICADE	(55,351)	(1,697,774)	(9,166)	1.1
WP Carey, Inc.	(5,300)	(303,976)	5,056	(0.6)
Health Care REITs
Aedifica SA	(8,615)	(598,143)	37,836	(4.5)
Hotel & Resort REITs
RLJ Lodging Trust	(190,200)	(1,965,976)	67,780	(8.1)
Industrial REITs
Segro PLC	(52,454)	(590,318)	(25,666)	3.1
STAG Industrial Inc	(25,900)	(924,713)	16,659	(2.0)
Terreno Realty Corp	(18,500)	(1,047,260)	530	(0.1)
Warehouses De Pauw CVA	(20,655)	(615,892)	10,503	(1.2)
Office REITs
Derwent London PLC	(100,375)	(2,925,191)	(52,388)	6.2
Douglas Emmett, Inc.	(96,600)	(1,424,850)	77,280	(9.2)
Great Portland Estates PLC	(173,374)	(790,164)	26,879	(3.2)
Great Portland Estates PLC - Rights	(104,024)	(156,426)	14,595	(1.7)
Inmobiliaria Colonial Socimi SA	(293,766)	(1,964,500)	(28,455)	3.4
JBG Smith Properties	(92,700)	(1,385,865)	50,985	(6.1)
Paramount Group, Inc.	(254,900)	(1,238,814)	79,019	(9.4)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Workspace Group PLC	(24,390)	(172,604)	4,935	(0.6)
Real Estate Management & Development
Allreal Holding AG	(28,526)	(4,807,816)	(26,838)	3.2
Atrium Ljungberg AB	(47,126)	(927,834)	29,999	(3.6)
Citycon OYJ	(84,704)	(383,566)	(9,031)	1.1
Corem Property Group AB	(915,802)	(782,616)	(57,513)	6.8
Fabege AB	(271,815)	(2,395,474)	71,160	(8.5)
Hufvudstaden AB	(176,460)	(2,160,627)	(33,909)	4.0
Kojamo OYJ	(77,464)	(876,048)	25,644	(3.0)
LEG Immobilien SE	(4,564)	(395,016)	(10,880)	1.3
Mobimo Holding AG	(4,402)	(1,253,256)	1,655	(0.2)
Peach Property Group AG	(27,619)	(315,750)	51,299	(6.1)
Vonovia SE	(71,859)	(2,341,325)	82,392	(9.8)
Wihlborgs Fastigheter AB	(64,311)	(610,177)	(1,632)	0.2
Residential REITs
Camden Property Trust	(12,500)	(1,350,125)	67,000	(8.0)
Mid-America Apartment Communities, Inc.	(4,700)	(647,237)	18,800	(2.2)
Retail REITs
Phillips Edison & Co., Inc.	(34,100)	(1,118,821)	29,667	(3.5)
Regency Centers Corp.	(5,700)	(345,135)	(4,845)	0.6
Shaftesbury Capital PLC	(1,002,027)	(1,791,857)	(87,434)	10.4
Urban Edge Properties	(83,200)	(1,450,176)	(24,960)	3.0
Wereldhave NV	(34,956)	(524,203)	(9,790)	1.2
Specialized REITs
American Tower Corp.	(4,700)	(902,494)	(17,484)	2.1
Big Yellow Group PLC	(149,646)	(2,247,096)	(147,795)	17.6
National Storage Affiliates Trust	(63,600)	(2,398,356)	71,868	(8.5)
Shurgard Self Storage Ltd.	(15,232)	(656,762)	(16,124)	1.9
Total		(48,484,233)	277,631

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for difference (CFDs), accrued income on long CFDs, and 1-Day Overnight Fed Funds Effective Rate less a spread of 35-68 basis points on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and 1-Day Overnight Fed Funds Effective Rate or SONIA plus a spread of 40 basis points on long CFDs	Monthly	Morgan Stanley	05/04/2026	USD	13,722,139	(187,332)	(13,939)	—	(201,271)
The following table represents the contracts for differences underlying the swap arrangement as of May 31, 2024. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
Essential Properties Realty Trust, Inc.	73,200	2,008,619	(48,323)	24.0
Industrial REITs
Rexford Industrial Realty, Inc.	22,000	1,009,800	(11,880)	5.9
Office REITs
Brandywine Realty Trust	23,800	117,810	(8,092)	4.0
Highwoods Properties, Inc.	10,500	287,280	(14,595)	7.3
Vornado Realty Trust	81,800	2,079,356	(73,620)	36.6
Real Estate Management & Development
Sirius Real Estate Ltd.	114,570	143,874	(334)	0.2
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Specialized REITs
Public Storage	12,400	3,554,460	(158,968)	79.0
Total		9,201,199	(315,812)

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Hotel & Resort REITs
Pebblebrook Hotel Trust	(133,400)	(1,967,070)	79,460	(39.5)
Office REITs
SL Green Realty Corp.	(30,000)	(1,620,300)	31,200	(15.5)
Retail REITs
Tanger, Inc.	(33,000)	(933,570)	17,820	(8.9)
Total		(4,520,940)	128,480

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs) and accrued income on long CFDs	Depreciation on underlying CFDs and OBFR or SONIA plus a spread of 38.5-46.5 basis points on long CFDs	Monthly	UBS	04/02/2027	USD	3,645,941	6,114	(9,202)	—	(3,088)
The following table represents the contracts for differences underlying the swap arrangement as of May 31, 2024. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Industrial REITs
Prologis, Inc.	30,000	3,299,700	15,000	(485.8)
Retail REITs
Hammerson PLC	663,394	239,785	(3,769)	122.1
Specialized REITs
Extra Space Storage, Inc.	700	106,456	(5,117)	165.7
Total		3,645,941	6,114

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	5.330%
1-Month SEK STIBOR	Stockholm Interbank Offered Rate	3.751%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	3.751%
ESTR	Euro Short Term Rate	3.910%
OBFR	Overnight Bank Funding Rate	5.320%
SARON	Swiss Average Rate Overnight	1.453%
SOFR	Secured Overnight Financing Rate	5.330%
SONIA	Sterling Overnight Index Average	5.200%
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	175,783,540	120,266,359	(106,027,653)	20,936,236	210,958,482	—	(4,726,254)	7,266,358	20,481,406
Columbia Short-Term Cash Fund, 5.547%
	1,612,883,985	3,388,490,976	(3,910,657,015)	229,260	1,090,947,206	—	138,102	63,154,500	1,091,165,440
Columbia Solutions Aggressive Portfolio
	1,120,628	—	(1,556,231)	435,603	—	—	(388,270)	—	—
Columbia Solutions Conservative Portfolio
	6,272,511	61,344	(7,470,144)	1,136,289	—	—	(1,098,275)	61,344	—
Total	1,796,060,664			22,737,388	1,301,905,688	—	(6,074,697)	70,482,202

(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2024, the total value of these securities amounted to $245,515,389, which represents 9.23% of total net assets.

(d)	Non-income producing investment.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	Zero coupon bond.
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at May 31, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	210,958,482	—	—	210,958,482
Common Stocks
Health Care	160,113	—	—	160,113
Real Estate	94,254,033	58,940,375	—	153,194,408
Total Common Stocks	94,414,146	58,940,375	—	153,354,521
Foreign Government Obligations	—	269,974,573	—	269,974,573
Inflation-Indexed Bonds	—	357,938,724	—	357,938,724
Residential Mortgage-Backed Securities - Agency	—	122,568,698	—	122,568,698
U.S. Treasury Obligations	—	455,250,084	—	455,250,084
Money Market Funds	1,090,947,206	—	—	1,090,947,206
Total Investments in Securities	1,396,319,834	1,264,672,454	—	2,660,992,288
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	15,359,241	—	15,359,241
Futures Contracts	16,508,295	—	—	16,508,295
Swap Contracts	—	5,473,470	—	5,473,470
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(19,132,194)	—	(19,132,194)
Futures Contracts	(8,228,322)	—	—	(8,228,322)
Swap Contracts	—	(1,045,496)	—	(1,045,496)
Total	1,404,599,807	1,265,327,475	—	2,669,927,282
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2024

Statement of Assets and Liabilities
May 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,539,572,626)	$1,359,086,600
Affiliated issuers (cost $1,299,223,440)	1,301,905,688
Foreign currency (cost $9,343,598)	9,403,464
Cash collateral held at broker for:
Forward foreign currency exchange contracts	420,000
TBA	707,000
Margin deposits on:
Futures contracts	69,107,251
Swap contracts	55,119,950
Unrealized appreciation on forward foreign currency exchange contracts	15,359,241
Receivable for:
Investments sold	613,663
Capital shares sold	575,228
Dividends	5,475,842
Interest	3,691,651
Foreign tax reclaims	205,908
Variation margin for futures contracts	10,970,036
Variation margin for swap contracts	278,831
Prepaid expenses	17,825
Deferred compensation of board members	176,190
Total assets	2,833,114,368
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	19,132,194
Unrealized depreciation on swap contracts	1,045,496
Payable for:
Investments purchased	23,276,929
Investments purchased on a delayed delivery basis	123,002,669
Capital shares redeemed	3,543,903
Variation margin for futures contracts	3,877,458
Variation margin for swap contracts	8,865
Management services fees	49,789
Distribution and/or service fees	2,108
Transfer agent fees	112,257
Compensation of board members	3,949
Other expenses	99,056
Deferred compensation of board members	254,585
Total liabilities	174,409,258
Net assets applicable to outstanding capital stock	$2,658,705,110
Represented by
Paid in capital	3,286,520,453
Total distributable earnings (loss)	(627,815,343)
Total - representing net assets applicable to outstanding capital stock	$2,658,705,110
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2024

Statement of Assets and Liabilities (continued)
May 31, 2024
Class A
Net assets	$128,468,327
Shares outstanding	13,792,742
Net asset value per share	$9.31
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.88
Advisor Class
Net assets	$38,879,397
Shares outstanding	4,164,675
Net asset value per share	$9.34
Class C
Net assets	$45,205,756
Shares outstanding	5,157,751
Net asset value per share	$8.76
Institutional Class
Net assets	$2,382,959,846
Shares outstanding	255,487,226
Net asset value per share	$9.33
Institutional 2 Class
Net assets	$42,264,849
Shares outstanding	4,514,248
Net asset value per share	$9.36
Institutional 3 Class
Net assets	$20,926,935
Shares outstanding	2,233,619
Net asset value per share	$9.37
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2024

Statement of Operations
Year Ended May 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$5,597,536
Dividends — affiliated issuers	70,482,202
Interest	44,569,026
Interfund lending	8,068
Foreign taxes withheld	(25,953)
Total income	120,630,879
Expenses:
Management services fees	21,348,501
Distribution and/or service fees
Class A	343,981
Class C	540,444
Class R	2,786
Transfer agent fees
Class A	68,133
Advisor Class	23,770
Class C	26,798
Institutional Class	1,377,202
Institutional 2 Class	28,221
Institutional 3 Class	1,394
Class R	279
Custodian fees	124,080
Printing and postage fees	91,680
Registration fees	136,357
Accounting services fees	52,005
Legal fees	47,170
Interest on collateral	12,614
Compensation of chief compliance officer	566
Compensation of board members	47,842
Deferred compensation of board members	22,564
Other	57,554
Total expenses	24,353,941
Expense reduction	(20)
Total net expenses	24,353,921
Net investment income	96,276,958
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(131,296,663)
Investments — affiliated issuers	(6,074,697)
Foreign currency translations	(1,498,197)
Forward foreign currency exchange contracts	55,350,076
Futures contracts	127,902,563
Swap contracts	73,392,779
Net realized gain	117,775,861
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	58,700,015
Investments — affiliated issuers	22,737,388
Foreign currency translations	45,364
Forward foreign currency exchange contracts	(14,147,645)
Futures contracts	25,714,983
Swap contracts	(8,790,531)
Net change in unrealized appreciation (depreciation)	84,259,574
Net realized and unrealized gain	202,035,435
Net increase in net assets resulting from operations	$298,312,393
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2024

Statement of Changes in Net Assets

	Year Ended May 31, 2024	Year Ended May 31, 2023
Operations
Net investment income	$96,276,958	$112,546,626
Net realized gain (loss)	117,775,861	(373,971,275)
Net change in unrealized appreciation (depreciation)	84,259,574	31,095,275
Net increase (decrease) in net assets resulting from operations	298,312,393	(230,329,374)
Distributions to shareholders
Net investment income and net realized gains
Class A	(418,432)	(11,873,896)
Advisor Class	(236,325)	(5,273,571)
Class C	—	(5,093,443)
Institutional Class	(14,958,569)	(251,264,077)
Institutional 2 Class	(265,405)	(4,075,406)
Institutional 3 Class	(120,353)	(1,397,994)
Class R	(491)	(58,023)
Total distributions to shareholders	(15,999,575)	(279,036,410)
Decrease in net assets from capital stock activity	(1,162,453,410)	(95,567,586)
Total decrease in net assets	(880,140,592)	(604,933,370)
Net assets at beginning of year	3,538,845,702	4,143,779,072
Net assets at end of year	$2,658,705,110	$3,538,845,702
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	May 31, 2024		May 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,785,856	15,829,384	2,634,914	23,700,063
Distributions reinvested	43,072	387,652	1,304,532	11,010,253
Shares redeemed	(5,648,153)	(49,578,093)	(5,434,560)	(48,034,292)
Net decrease	(3,819,225)	(33,361,057)	(1,495,114)	(13,323,976)
Advisor Class
Shares sold	365,151	3,186,393	1,143,174	10,469,562
Distributions reinvested	26,227	236,301	624,051	5,273,235
Shares redeemed	(3,363,458)	(29,444,766)	(3,545,592)	(31,729,001)
Net decrease	(2,972,080)	(26,022,072)	(1,778,367)	(15,986,204)
Class C
Shares sold	232,954	1,922,048	456,117	3,888,469
Distributions reinvested	—	—	625,107	5,000,855
Shares redeemed	(3,069,621)	(25,361,947)	(3,328,572)	(28,096,249)
Net decrease	(2,836,667)	(23,439,899)	(2,247,348)	(19,206,925)
Institutional Class
Shares sold	26,699,112	233,601,712	64,767,472	582,553,921
Distributions reinvested	1,634,036	14,722,667	29,058,557	245,254,217
Shares redeemed	(149,034,314)	(1,310,160,576)	(98,381,681)	(875,993,796)
Net decrease	(120,701,166)	(1,061,836,197)	(4,555,652)	(48,185,658)
Institutional 2 Class
Shares sold	1,390,039	12,251,450	2,999,867	26,797,099
Distributions reinvested	29,359	265,405	481,158	4,075,406
Shares redeemed	(3,362,661)	(29,391,493)	(3,569,514)	(31,668,939)
Net decrease	(1,943,263)	(16,874,638)	(88,489)	(796,434)
Institutional 3 Class
Shares sold	78,965	673,895	121,791	1,092,634
Distributions reinvested	13,297	120,340	164,838	1,397,826
Shares redeemed	(89,844)	(812,026)	(65,570)	(602,579)
Net increase (decrease)	2,418	(17,791)	221,059	1,887,881
Class R
Shares sold	1,678	14,481	8,821	76,894
Distributions reinvested	55	489	6,945	57,852
Shares redeemed	(102,420)	(916,726)	(10,310)	(91,016)
Net increase (decrease)	(100,687)	(901,756)	5,456	43,730
Total net decrease	(132,370,670)	(1,162,453,410)	(9,938,455)	(95,567,586)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 5/31/2024	$8.47	0.26	0.61	0.87	(0.03)	—	(0.03)
Year Ended 5/31/2023	$9.69	0.24	(0.80)	(0.56)	(0.66)	—	(0.66)
Year Ended 5/31/2022	$12.10	0.32	(0.59)	(0.27)	(0.42)	(1.72)	(2.14)
Year Ended 5/31/2021	$10.25	(0.01)	1.97	1.96	(0.04)	(0.07)	(0.11)
Year Ended 5/31/2020	$10.44	0.08	0.51	0.59	(0.26)	(0.52)	(0.78)
Advisor Class
Year Ended 5/31/2024	$8.49	0.28	0.62	0.90	(0.05)	—	(0.05)
Year Ended 5/31/2023	$9.71	0.27	(0.81)	(0.54)	(0.68)	—	(0.68)
Year Ended 5/31/2022	$12.12	0.38	(0.62)	(0.24)	(0.44)	(1.73)	(2.17)
Year Ended 5/31/2021	$10.37	0.02	1.98	2.00	(0.10)	(0.15)	(0.25)
Year Ended 5/31/2020	$10.55	0.10	0.53	0.63	(0.29)	(0.52)	(0.81)
Class C
Year Ended 5/31/2024	$8.01	0.18	0.57	0.75	—	—	—
Year Ended 5/31/2023	$9.18	0.17	(0.76)	(0.59)	(0.58)	—	(0.58)
Year Ended 5/31/2022	$11.57	0.23	(0.57)	(0.34)	(0.37)	(1.68)	(2.05)
Year Ended 5/31/2021	$9.85	(0.09)	1.87	1.78	—	(0.06)	(0.06)
Year Ended 5/31/2020	$10.05	0.00 (e)	0.50	0.50	(0.18)	(0.52)	(0.70)
Institutional Class
Year Ended 5/31/2024	$8.48	0.28	0.62	0.90	(0.05)	—	(0.05)
Year Ended 5/31/2023	$9.70	0.27	(0.81)	(0.54)	(0.68)	—	(0.68)
Year Ended 5/31/2022	$12.11	0.35	(0.59)	(0.24)	(0.44)	(1.73)	(2.17)
Year Ended 5/31/2021	$10.36	0.02	1.98	2.00	(0.10)	(0.15)	(0.25)
Year Ended 5/31/2020	$10.55	0.11	0.51	0.62	(0.29)	(0.52)	(0.81)
Institutional 2 Class
Year Ended 5/31/2024	$8.51	0.28	0.62	0.90	(0.05)	—	(0.05)
Year Ended 5/31/2023	$9.74	0.26	(0.81)	(0.55)	(0.68)	—	(0.68)
Year Ended 5/31/2022	$12.15	0.32	(0.56)	(0.24)	(0.44)	(1.73)	(2.17)
Year Ended 5/31/2021	$10.39	0.02	1.98	2.00	(0.10)	(0.14)	(0.24)
Year Ended 5/31/2020	$10.57	0.10	0.53	0.63	(0.29)	(0.52)	(0.81)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 5/31/2024	$9.31	10.26%	1.01% (c)	1.01% (c),(d)	2.90%	190%	$128,468
Year Ended 5/31/2023	$8.47	(5.79% )	1.02% (c)	1.02% (c),(d)	2.71%	199%	$149,173
Year Ended 5/31/2022	$9.69	(3.62% )	1.00% (c)	1.00% (c)	2.82%	260%	$185,112
Year Ended 5/31/2021	$12.10	19.17%	1.00% (c)	1.00% (c)	(0.06% )	227%	$175,015
Year Ended 5/31/2020	$10.25	5.41%	1.01% (c)	1.01% (c),(d)	0.74%	314%	$141,074
Advisor Class
Year Ended 5/31/2024	$9.34	10.61%	0.76% (c)	0.76% (c),(d)	3.14%	190%	$38,879
Year Ended 5/31/2023	$8.49	(5.52% )	0.77% (c)	0.77% (c),(d)	2.96%	199%	$60,582
Year Ended 5/31/2022	$9.71	(3.36% )	0.75% (c)	0.75% (c)	3.39%	260%	$86,570
Year Ended 5/31/2021	$12.12	19.38%	0.75% (c)	0.75% (c)	0.20%	227%	$61,716
Year Ended 5/31/2020	$10.37	5.71%	0.76% (c)	0.76% (c),(d)	0.98%	314%	$41,312
Class C
Year Ended 5/31/2024	$8.76	9.36%	1.76% (c)	1.76% (c),(d)	2.15%	190%	$45,206
Year Ended 5/31/2023	$8.01	(6.37% )	1.77% (c)	1.77% (c),(d)	1.95%	199%	$63,998
Year Ended 5/31/2022	$9.18	(4.39% )	1.75% (c)	1.75% (c)	2.11%	260%	$94,069
Year Ended 5/31/2021	$11.57	18.14%	1.75% (c)	1.75% (c)	(0.80% )	227%	$113,245
Year Ended 5/31/2020	$9.85	4.73%	1.76% (c)	1.76% (c),(d)	0.00% (e)	314%	$95,090
Institutional Class
Year Ended 5/31/2024	$9.33	10.63%	0.76% (c)	0.76% (c),(d)	3.15%	190%	$2,382,960
Year Ended 5/31/2023	$8.48	(5.52% )	0.77% (c)	0.77% (c),(d)	2.97%	199%	$3,190,280
Year Ended 5/31/2022	$9.70	(3.37% )	0.75% (c)	0.75% (c)	3.08%	260%	$3,693,809
Year Ended 5/31/2021	$12.11	19.40%	0.75% (c)	0.75% (c)	0.19%	227%	$3,831,565
Year Ended 5/31/2020	$10.36	5.62%	0.76% (c)	0.76% (c),(d)	1.00%	314%	$2,845,593
Institutional 2 Class
Year Ended 5/31/2024	$9.36	10.58%	0.77% (c)	0.77% (c)	3.14%	190%	$42,265
Year Ended 5/31/2023	$8.51	(5.60% )	0.78% (c)	0.78% (c)	2.92%	199%	$54,968
Year Ended 5/31/2022	$9.74	(3.36% )	0.76% (c)	0.76% (c)	2.78%	260%	$63,729
Year Ended 5/31/2021	$12.15	19.38%	0.76% (c)	0.76% (c)	0.17%	227%	$64,418
Year Ended 5/31/2020	$10.39	5.69%	0.77% (c)	0.77% (c)	0.95%	314%	$38,829
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 5/31/2024	$8.52	0.28	0.62	0.90	(0.05)	—	(0.05)
Year Ended 5/31/2023	$9.74	0.27	(0.81)	(0.54)	(0.68)	—	(0.68)
Year Ended 5/31/2022	$12.16	0.36	(0.61)	(0.25)	(0.44)	(1.73)	(2.17)
Year Ended 5/31/2021	$10.41	0.03	1.99	2.02	(0.11)	(0.16)	(0.27)
Year Ended 5/31/2020	$10.59	0.11	0.52	0.63	(0.29)	(0.52)	(0.81)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	5/31/2024	5/31/2023	5/31/2022	5/31/2021	5/31/2020
Class A	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Advisor Class	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Class C	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Institutional Class	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Institutional 2 Class	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Institutional 3 Class	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 5/31/2024	$9.37	10.61%	0.72% (c)	0.72% (c)	3.20%	190%	$20,927
Year Ended 5/31/2023	$8.52	(5.47% )	0.74% (c)	0.74% (c)	3.02%	199%	$19,005
Year Ended 5/31/2022	$9.74	(3.40% )	0.72% (c)	0.72% (c)	3.13%	260%	$19,579
Year Ended 5/31/2021	$12.16	19.53%	0.71% (c)	0.71% (c)	0.23%	227%	$21,369
Year Ended 5/31/2020	$10.41	5.73%	0.72% (c)	0.72% (c)	1.04%	314%	$14,168
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements
May 31, 2024
Note 1. Organization
Columbia Adaptive Risk Allocation Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund invests significantly in shares of affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to liquidate Class R shares of the Fund. Effective on March 11, 2024, Class R shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Class R shares of the Fund were liquidated. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
The Board of Trustees of the Fund also approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund will be exchanged for Class S shares of the Fund. This will be a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund will be converted to Institutional Class shares of the Fund. This will be a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.

Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount,

Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Swap arrangements - contracts for differences
The Fund entered into swap arrangements, particularly contracts for differences (CFDs), to obtain long and short exposures to real estate companies. CFDs are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two or more individual securities or baskets of securities or other instruments where the parties agree to exchange the difference in the settlement price between the open and closing trades for the particular assets.
CFDs are valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap arrangement resets monthly, at which time the Fund settles in cash with the counterparty. Payments received (or made) by the Fund are recorded as realized gains (losses). CFDs are subject to the risk associated with investment in the underlying reference assets. The risk in the case of short CFD positions is unlimited based on the potential for unlimited increases in the market value of the underlying reference assets. The risk may be offset if the Fund holds any of the underlying reference assets. The risk in the case of long CFD positions is limited to the notional amount of the position at the time the Fund enters into the CFD.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at May 31, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	5,473,470 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	15,970,557 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	15,359,241
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	537,738 *
Total		37,341,006

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	6,064,093 *
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	1,045,496 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	19,132,194
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,164,229 *
Total		28,406,012

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended May 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	73,378,907	73,378,907
Equity risk	—	155,766,127	13,872	155,779,999
Foreign exchange risk	55,350,076	—	—	55,350,076
Interest rate risk	—	(27,863,564)	—	(27,863,564)
Total	55,350,076	127,902,563	73,392,779	256,645,418

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(7,745,035)	(7,745,035)
Equity risk	—	29,230,652	(1,045,496)	28,185,156
Foreign exchange risk	(14,147,645)	—	—	(14,147,645)
Interest rate risk	—	(3,515,669)	—	(3,515,669)
Total	(14,147,645)	25,714,983	(8,790,531)	2,776,807

Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended May 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,848,548,179
Futures contracts — short	279,462,600
Credit default swap contracts — sell protection	946,340,450

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Swap arrangements - contracts for differences	194,175	(225,915)
Forward foreign currency exchange contracts	12,741,201	(7,595,856)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of May 31, 2024:
	Barclays ($)	Citi ($)	Goldman Sachs International ($)	HSBC ($)	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	State Street ($)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	278,831	-	-	-	-	278,831
Forward foreign currency exchange contracts	1,705,499	408,805	197,343	6,724,224	93,704	-	2,780,402	2,017,520	488,591	943,153	15,359,241
Total assets	1,705,499	408,805	197,343	6,724,224	93,704	278,831	2,780,402	2,017,520	488,591	943,153	15,638,072
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	8,865	-	-	-	-	8,865
Forward foreign currency exchange contracts	2,223,448	527,790	255,091	3,472,255	120,814	-	5,233,815	3,504,505	3,340,680	453,796	19,132,194
OTC Swap arrangements - contracts for differences (c)	-	-	841,137	-	-	-	201,271	-	3,088	-	1,045,496
Total liabilities	2,223,448	527,790	1,096,228	3,472,255	120,814	8,865	5,435,086	3,504,505	3,343,768	453,796	20,186,555
Total financial and derivative net assets	(517,949)	(118,985)	(898,885)	3,251,969	(27,110)	269,966	(2,654,684)	(1,486,985)	(2,855,177)	489,357	(4,548,483)
Total collateral received (pledged) (d)	-	-	(898,885)	-	-	-	(2,654,684)	-	-	-	(3,553,569)
Net amount (e)	(517,949)	(118,985)	-	3,251,969	(27,110)	269,966	-	(1,486,985)	(2,855,177)	489,357	(994,914)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) a fee that declines from 0.06% to 0.03%, depending on asset levels, on assets invested in affiliated mutual funds, exchange-traded funds and closed-end funds that pay a management fee (or advisory fee, as applicable) to the Investment Manager, (ii) a fee that declines from 0.16% to 0.13%, depending on asset levels, on assets invested in exchange-traded funds and mutual funds that are not managed by the Investment Manager or its affiliates and (iii) a fee that declines from 0.76% to 0.63%, depending on asset levels, on assets invested in securities, instruments and other assets not described above, including affiliated mutual funds, exchange-traded funds and closed-end funds advised by the Investment Manager that do not pay a management fee, third party closed-end funds, derivatives and individual securities. The effective management services fee rate for the year ended May 31, 2024 was 0.69% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds (also referred to as "acquired funds") in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), provide such services to the Fund.

Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended May 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Advisor Class	0.05
Class C	0.05
Institutional Class	0.05
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.04 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended May 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $20.
Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively. As a result of Class R shares being liquidated, April 19, 2024 was the last day the Fund paid a distribution and service fee for Class R shares.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended May 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	146,481
Class C	—	1.00 (b)	3,517

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2023 through September 30, 2024 (%)	Prior to October 1, 2023 (%)
Class A	1.22	1.25
Advisor Class	0.97	1.00
Class C	1.97	2.00
Institutional Class	0.97	1.00
Institutional 2 Class	0.98	1.01
Institutional 3 Class	0.93	0.97
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and

Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At May 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, re-characterization of distributions for investments, derivative investments, passive foreign investment company (pfic) holdings, tax straddles, capital loss carryforwards, trustees’ deferred compensation, principal and/or interest from fixed income securities and swap investments. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
39,069,952	(39,053,751)	(16,201)
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2024			Year Ended May 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
15,999,575	—	15,999,575	279,036,410	—	279,036,410
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At May 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
27,224,673	—	(467,268,150)	(187,576,084)
At May 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
2,857,503,366	6,268,795	(193,844,879)	(187,576,084)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
The following capital loss carryforwards, determined at May 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended May 31, 2024, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(296,856,129)	(170,412,021)	(467,268,150)	95,276,251
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,742,295,351 and $4,373,191,003, respectively, for the year ended May 31, 2024, of which $3,284,744,449 and $3,741,424,202, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended May 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	5,511,111	5.86	9
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at May 31, 2024.

Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the year ended May 31, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign currency risk
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund
Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Certain money market funds may impose a discretionary liquidity fee of up to 2% on redemptions if that fee is determined to be in the best interest of the fund and, by October 2, 2024 or earlier, certain money market funds must impose a mandatory liquidity fee on redemptions if net redemptions exceed 5% of their net assets. Such fees, if imposed, will reduce the amount the Fund receives on redemptions. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Shareholder concentration risk
At May 31, 2024, affiliated shareholders of record owned 84.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly
Columbia Adaptive Risk Allocation Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
(10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Adaptive Risk Allocation Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Adaptive Risk Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Adaptive Risk Allocation Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
Columbia Adaptive Risk Allocation Fund  | 2024

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended May 31, 2024. Shareholders will be notified in early 2025 of the amounts for use in preparing 2024 income tax returns.
Section 199A dividends
7.48%
Section 199A dividends. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.

Columbia Adaptive Risk Allocation Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Adaptive Risk Allocation Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN214_05_P01_(07/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	July 23, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	July 23, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	July 23, 2024